CONSOLIDATED BALANCE SHEETS (Parenthetical)	Dec. 31, 2023 CNY (¥) shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 CNY (¥) shares
Current assets	¥ 10,159,946,220	$ 1,430,998,496	¥ 11,058,526,301
Allowance for account receivables, net	205,489	28,943	0
Allowance for finance lease receivable net current	0	0	21,496
Finance lease receivable unearned revenue current	0	0	11,866
Allowance for other current assets	116,860,992	16,459,527	256,349,242
Non-current assets	2,322,249,678	327,082,026	1,687,909,086
Fair value of long-term investments	14,445,946	2,034,669	30,045,542
Allowance of property and equipment, net	894,274	125,956	3,612,025
Allowance of other non-current assets	1,548,480	218,057	1,453,719
Short-term borrowings and interest payables | ¥			29,062,344
Short-term lease liabilities	29,937,993	4,216,678	6,311,201
Accrued expenses and other current liabilities	299,835,945	42,231,010	295,674,975
Income tax payable	111,841,639	15,752,565	90,753,024
Derivative instruments	312,870,238	44,066,851	163,128,402
Long-term borrowings and interest payables of the consolidated VIEs without recourse to the Company | ¥			116,249,377
Deferred tax liabilities of the consolidated VIEs without recourse to the Company | ¥			2,117,892
Long-term lease liabilities of the consolidated VIEs without recourse to the Company	¥ 39,759,111	$ 5,599,954	¥ 425,964
Class A Ordinary shares
Ordinary shares, par value | $ / shares		$ 0.0001
Ordinary shares, authorized	656,508,828	656,508,828	656,508,828
Ordinary shares, issued	201,304,881	201,304,881	201,304,881
Ordinary shares, outstanding	137,109,719	137,109,719	168,755,154
Class B Ordinary shares
Ordinary shares, par value | $ / shares		$ 0.0001
Ordinary shares, authorized	63,491,172	63,491,172	63,491,172
Ordinary shares, issued	63,491,172	63,491,172	63,491,172
Ordinary shares, outstanding	63,491,172	63,491,172	63,491,172
Variable Interest Entity
Current assets	¥ 7,797,991,401	$ 1,098,324,117	¥ 10,187,329,026
Non-current assets	365,557,715	51,487,727	1,619,591,980
Short-term borrowings and interest payables	0	0	29,062,344
Short-term lease liabilities	271,587	38,252	6,226,324
Accrued expenses and other current liabilities	48,612,158	6,846,879	283,572,997
Income tax payable	1,644,689	231,650	87,603,805
Derivative instruments	79,697,733	11,225,191	163,128,402
Long-term borrowings and interest payables of the consolidated VIEs without recourse to the Company	0	0	116,249,377
Deferred tax liabilities of the consolidated VIEs without recourse to the Company	0	0	2,107,470
Long-term lease liabilities of the consolidated VIEs without recourse to the Company	39,083	5,505	425,964
Consolidated trusts
Current assets	0	0	378,628,769
Non-current assets	¥ 0	$ 0	¥ 0